LOANS FOR CAPITAL LEASE BUSINESS (Details)			12 Months Ended
	Apr. 03, 2015 CNY (¥)	Apr. 03, 2015 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)
Loans Payable to Bank						$ 0		$ 338,763
Debt Instrument, Collateral Amount					¥ 9,846,081	1,433,609
Other Loans Payable						0		377,393
Deposit Assets						$ 0		$ 182,782
Notes Payable, Other Payables [Member]
Interest Expense, Debt			$ 1,597	$ 118,821
Notes Payable, Other Payables [Member] | Jinshang Leasing [Member]
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate							6.00%	6.00%
Debt Instrument, Collateral Amount							¥ 9,846,081	$ 1,433,609
Other Loans Payable								377,393
Deposit Assets							¥ 1,255,355	$ 182,782
Bank Loan [Member]
Interest Expense, Debt			$ 10,369	$ 324,350
Yancheng Project Bank Loan [Member] | Jinshang Leasing [Member]
Proceeds from Bank Debt	¥ 3,100,000	$ 500,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate							5.75%	5.75%
Mortgage Contract Loan [Member] | Jinshang Leasing [Member]
Debt Instrument, Collateral Amount							¥ 3,426,450	$ 498,898
Debt Instrument, Maturity Date, Description				February 12, 2020